Lease Obligations and Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Lease Obligations And Commitments [Abstract]
Schedule of lease liabilities
Lease Liabilities
$
Lease liabilities recognized as of January 1, 2019	1,469,664
Lease payments made	(359,119)
Interest expense on lease liabilities	104,384
Foreign exchange adjustment	(92,529)
Lease liabilities recognized as of January 1, 2020	1,122,400
Lease payments made	(409,819)
Interest expense on lease liabilities	80,637
Foreign exchange adjustment	39,767
832,985
Less: current portion	(271,669)
At December 31, 2020	561,316

Schedule of maturity lease liabilities
Year	Amount
($)
2022	49,000

Schedule of rental agreement for office space
Year	Amount
US($)
2021	251,384
2022	260,185
2023	131,576